Subsequent Events (Details Narrative) - USD ($)		1 Months Ended			3 Months Ended		6 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Oct. 10, 2017	Nov. 06, 2017	Nov. 02, 2017	May 31, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Oct. 24, 2017	Jun. 30, 2015
Share issued price per share														$ 0.31
Pocket expenses					$ (39,989)	$ (24,100)			$ (39,989)	$ 8,500	$ (49,121)
Series B Convertible Preferred Stock [Member]
Number of shares converted							382,624
Common Stock [Member]
Number of common stock shares issued for cashless exercise of warrants								78,924,600
Cashless exercise of warrant								107,697,258
Conversion of stock, shares issued							76,524,800
Subsequent Event [Member]
Number of common stock shares issued for cashless exercise of warrants			2,331,302
Cashless exercise of warrant			2,844,446
Warrant exercise price per share											$ 0.085
Payment to acquire investment				$ 250,000
Escrow, amount													$ 650,000
Pocket expenses				13,000
Accrued and unpaid salaries				110,000
Ownership interest													4.99%
Subsequent Event [Member] | Exchange Date [Member]
Beneficial ownership interest rate									4.99%
Share reserve for common stock issuable, percent									300.00%
One time grant of newly issued shares, percentage									20.00%
Subsequent Event [Member] | Institutional Investor [Member]
Due from related parties					100,000		$ 100,000	$ 100,000	$ 100,000
Subsequent Event [Member] | First Closing [Member]
Escrow, amount					650,000		650,000	650,000	650,000
Subsequent Event [Member] | May Financing [Member]
Proceeds from financing activities				1,500,000
Subsequent Event [Member] | May Financing [Member] | First Closing [Member]
Escrow, amount				$ 100,000
Subsequent Event [Member] | Bitcoin [Member]
Remaining funds													$ 250,000
Subsequent Event [Member] | Bitcoin [Member] | First Closing [Member]
Remaining funds					$ 250,000		$ 250,000	$ 250,000	$ 250,000
Subsequent Event [Member] | New Investor [Member] | Bitcoin [Member]
Investment													100,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Four Investors [Member]
Proceeds from issuance of convertible preferred stock	$ 750,000
Warrant exercise price per share	$ 0.135
Share issued price per share	$ 0.085
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Four Investors [Member] | Bitcoin [Member]
Proceeds from issuance of convertible preferred stock	$ 250,000
Subsequent Event [Member] | Series B Convertible Preferred Stock [Member]
Number of shares converted		284,870
Subsequent Event [Member] | Series C-1 And Series B Warrants [Member]
Escrow, amount													$ 750,000
Subsequent Event [Member] | Common Stock [Member]
Conversion of stock, shares issued		56,974,000